Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventory, Net [Abstract]
Schedule of inventory
	June 30, 2020	December 31, 2019
Machinery and Equipment	$123,706	$119,444
Parts	247,702	142,443
Appliances	3,476,039	1,562,359
Furniture	151,490	189,376
Other	51,906	53,356
Subtotal	4,050,843	2,066,978
Allowance for inventory obsolescence	(463,686)	(451,546)
Inventories, net	$3,587,157	$1,615,432

	December 31, 2019	December 31, 2018
Machinery and Equipment	$119,444	$427,551
Parts	142,443	159,685
Appliances	1,562,359	-
Furniture	189,376	-
Other	53,356	-
Subtotal	2,066,978	587,236
Allowance for inventory obsolescence	(451,546)	(99,546)
Inventories, net	$1,615,432	$487,690